Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.5%
10,524	iShares Core S&P 500 ETF	$ 4,017,748	12.0
9,237	iShares Russell 2000 ETF	2,016,530	6.0
6,531	iShares Russell Mid-Cap Growth ETF	679,289	2.0
686	Vanguard Russell 1000 Growth ETF	168,742	0.5
5,359	Vanguard Value ETF	664,087	2.0

	Total Exchange-Traded Funds
	(Cost $6,020,509)	7,546,396	22.5

MUTUAL FUNDS: 77.5%
	Affiliated Investment Companies: 57.0%
126,246	Voya High Yield Bond Fund - Class P3	1,012,493	3.0
260,949	Voya Intermediate Bond Fund - Class P3	2,716,478	8.1
44,524	Voya Large Cap Growth Fund - Class P3	2,544,558	7.6
137,472	Voya Large Cap Value Fund - Class P3	1,833,872	5.5
167,557	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	2,647,400	7.9
333,893	Voya Multi-Manager International Equity Fund - Class P3	4,651,132	14.0
284,939	Voya Multi-Manager International Factors Fund - Class P3	2,980,460	8.9
63,597	Voya Multi-Manager Mid Cap Value Fund - Class P3	670,308	2.0
		19,056,701	57.0

	Unaffiliated Investment Companies: 20.5%
163,969	TIAA-CREF S&P 500 Index Fund - Class I	6,875,236	20.5

	Total Mutual Funds
	(Cost $22,639,814)	25,931,937	77.5

	Total Investments in Securities (Cost $28,660,323)	$ 33,478,333	100.0
	Assets in Excess of Other Liabilities	4,382	0.0
	Net Assets	$ 33,482,715	100.0

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,546,396	$–	$–	$7,546,396
Mutual Funds	25,931,937	–	–	25,931,937
Total Investments, at fair value	$33,478,333	$–	$–	$33,478,333

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$672,022	$413,965	$(104,939)	$31,445	$1,012,493	$37,209	$18,890	$-
Voya Intermediate Bond Fund - Class P3	1,543,627	2,069,130	(826,411)	(69,868)	2,716,478	54,602	20,904	37,057
Voya Large Cap Growth Fund - Class P3	1,899,998	1,189,180	(682,818)	138,198	2,544,558	5,735	91,477	242,887
Voya Large Cap Value Fund - Class P3	1,086,738	933,251	(429,487)	243,370	1,833,872	16,448	74,177	107,413
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,144,430	1,257,691	(272,282)	517,561	2,647,400	17,227	27,573	57,444
Voya Multi-Manager International Equity Fund - Class P3	2,965,357	1,487,420	(727,527)	925,882	4,651,132	37,481	93,976	129,899
Voya Multi-Manager International Factors Fund - Class P3	1,894,198	1,019,157	(349,014)	416,119	2,980,460	74,359	28,774	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	460,707	186,270	(136,000)	159,331	670,308	6,341	(3,840)	19,236
Voya Small Company Fund - Class P3	465,922	193,455	(695,017)	35,640	-	-	817	-
	$12,132,999	$8,749,519	$(4,223,495)	$2,397,678	$19,056,701	$249,402	$352,748	$593,936

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $28,978,828.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,549,861
Gross Unrealized Depreciation	(50,356)

Net Unrealized Appreciation	$4,499,505